Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Michael Baker Corporation (the “Company”) was founded in 1940 and organized as a Pennsylvania corporation in 1946. Currently, through its operating subsidiaries, the Company provides engineering expertise for public and private sector clients worldwide. The Company’s Transportation and Federal business segments provide a variety of services to the Company’s markets. The Transportation segment provides services for Surface Transportation, Aviation and Rail & Transit markets and the Federal segment provides services for Defense, Environmental, Architecture, Geospatial Information Technology, Homeland Security, Municipal & Civil, Oil & Gas, Telecom & Utilities, Water and Urban Development markets. Among the services the Company provides to clients in these markets are program management, design-build (for which the Company provides only the design portion of services), construction management, consulting, planning, surveying, mapping, geographic information systems, architectural and interior design, construction inspection, constructability reviews, site assessment and restoration, strategic regulatory analysis and regulatory compliance.